Acquisitions (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended															1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Trade Names [Member]	Dec. 31, 2012 Trade Names [Member]	Dec. 31, 2013 Technologies [Member]	Dec. 31, 2012 Technologies [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2013 Lease Agreement [Member]	Jan. 31, 2013 Beijing Precil Instrument Co., Ltd, [Member]	Sep. 30, 2013 Mindray Medical Australia (Holdings) Pty Ltd [Member]	Jul. 31, 2013 Transactions Completed in 2013 for ZONARE [Member] ZONARE [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2013 for ZONARE [Member] ZONARE [Member] USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for ZONARE [Member] ZONARE [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2013 for ZONARE [Member] ZONARE [Member] Held in Escrow USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for ZONARE [Member] ZONARE [Member] Held in Escrow USD ($)	Dec. 31, 2014 German Subsidiary of ZONARE [Member] ZONARE [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] CNY	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] Held in Escrow USD ($)	Dec. 31, 2014 Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] CNY	Dec. 31, 2014 Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] Long Island [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] Long Island [Member] CNY	Dec. 31, 2014 Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] Long Island [Member] Held in Escrow USD ($)	Dec. 31, 2012 Transaction completed in 2012 for Dragonbio [Member] USD ($)	Dec. 31, 2012 Transaction completed in 2012 for Dragonbio [Member] CNY	Dec. 31, 2012 Transaction completed in 2012 for Dragonbio [Member] Held in Escrow USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio [Member] Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") [Member] USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio [Member] Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") [Member] CNY	Dec. 31, 2013 Transactions Completed in 2012 for Other PRC Entities [Member] USD ($)	Dec. 31, 2013 Transactions Completed in 2012 for Other PRC Entities [Member] CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] USD ($) Entity	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] CNY	Dec. 31, 2014 Transactions Completed in 2012 for Other PRC Entities [Member] USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] For one of the entities is subject to downward Adjustments USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") [Member]	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") [Member]	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") [Member] Other Additional Capital USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") [Member] Other Additional Capital CNY	Dec. 31, 2014 Transactions Completed in 2012 for Other PRC Entities [Member] Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member] USD ($)	Dec. 31, 2014 Transactions Completed in 2012 for Other PRC Entities [Member] Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member] CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member]	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member] Other Additional Capital	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities [Member] Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF") [Member]
Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities [Member]
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member]
Other Additional Capital
USD ($)

Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities [Member]
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member]
Other Additional Capital
CNY

Business Acquisition [Line Items]
Controlling stake in acquired business														51.00%	100.00%	100.00%												51.00%	51.00%					51.00%	51.00%							54.30%	51.00%					57.70%		100.00%
Total purchase consideration, in cash																$ 101,105					$ 445		$ 11,284					$ 11,484	70,650					$ 35,263	224,377			$ 21,025	132,626		$ 2,802					$ 5,365	33,000
Adjustment to consideration transferred																						101	0	0		0	0				0	0				48	295
Purchase consideration payable	17,173	20,457	20,354														12,380	17,382					2,862					4,793			14,402					213
Weighted average useful life of acquired intangible assets	14 years	12 years 1 month 6 days	13 years 2 months 12 days				20 years	13 years 6 months	12 years 9 months 18 days	14 years 8 months 12 days	8 years 9 months 18 days	11 years 2 months 12 days	5 years
Settlement claim amount																	2,719
Income on claim settlement																	1,359
Amount under escrow deposits																			12,367	17,367					546								14,282
Number of acquisitions by company																																						4	4
Business acquisition further capital injection from parent																												681																527							1,750	11,000
Ownership interest in subsidiary																																														85.00%	85.00%		60.00%		60.00%
Business acquisition further capital injection from non-controlling interests																												655																506
Percentage of individual and aggregate net revenue and net income of acquired entities				5.00%	5.00%	5.00%
Increase to noncontrolling interest resulting from capital injection																																																			623
Capital injected into subsidiary																												$ 1,336	8,225															$ 1,033	6,500